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                                             Rule 497(e)
                                             File  No.   33-59692





                        RYDEX SERIES TRUST
                    THE RYDEX HIGH YIELD FUND

               Supplement, dated November 7, 1997,
                                to
                 Prospectus, dated August 1, 1997



The  first  sentence  in  the  first  paragraph under the heading
"DETERMINATION OF NET ASSET VALUE," at page 15 in the Prospectus, is hereby deleted, and the following text is hereby inserted in lieu thereof:

     The net asset value of the Fund s shares is determined each day on which both the NYSE and the New York Fed are open for business as of the time that prices for the high yield corporate bonds included in the MLHY Index are taken (currently approximately 3:00 P.M., Eastern Time).


























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





                                             Rule 497(e)
                                             File  No.   33-59692





                        RYDEX SERIES TRUST

                Supplement, dated November 7, 1997
                                to
                 Prospectus, dated August 1, 1997



The  fourth  sentence  in  the  first paragraph under the heading
"DETERMINATION OF NET ASSET VALUE," at page 32 in the Prospectus, is hereby deleted, and the following text is hereby inserted in lieu thereof:

     The net asset value of the shares of the High Yield Fund is determined each day on which both the NYSE and the New York Fed are open for business as of the time that prices for the high yield corporate bonds included in the Merrill Lynch High Yield Master IndexTM, the High Yield Fund s benchmark, are taken (currently approximately 3:00 P.M., Eastern Time).


























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